CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value	$ 0.50	$ 0.50
Common stock, shares authorized	5,000,000	5,000,000
Common stock, shares issued	1,656,446	1,653,746
Treasury stock, shares	29,940	54,100